Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash and cash equivalents	$ 6,433	$ 8,668
Accounts receivable, less allowances of $1,766 and $1,364, respectively	74,697	79,757
Inventories	144,411	160,686
Prepaid expenses and other current assets	9,668	14,344
Income tax receivable	1,995	1,268
Total current assets	237,204	264,723
Goodwill and intangible assets	8,176	8,176
Prepaid pension cost	5,758	1,754
Deferred income taxes	1,534	1,261
Operating right-of-use assets	29,423
Other noncurrent assets	792	1,278
Property, plant and equipment:
Land	5,579	5,577
Buildings	20,950	21,218
Machinery and equipment	41,054	38,394
Property, plant and equipment, at cost	67,583	65,189
Accumulated depreciation	(20,144)	(11,989)
Property, plant and equipment, net	47,439	53,200
Total assets	330,326	330,392
Current liabilities:
Accounts payable	41,745	42,719
Accrued payroll and employee benefits	7,648	11,307
Accrued and other current liabilities	3,540	5,324
Operating	6,537
Income tax payable	573	1,589
Short-term Debt	2,888	5,498
Current portion of finance leases	596
Current portion of finance leases		119
Total current liabilities	63,527	66,556
Long-term debt, less current portion	263,523	245,966
Deferred income taxes	3,775	7,540
Finance leases, less current portion	8,208
Finance leases, less current portion		61
Build-to-suit liability	0	9,975
Other Liabilities, Noncurrent	2,894	3,334
Pension and postretirement benefit obligations	6,709	6,321
Noncurrent operating lease liabilities	22,760
Commitments and contingencies (Note 9)
Stockholders’ deficit:
Common stock, $0.01 par value—200,000 Class A shares authorized with 3,818 shares issued and 3,650 shares outstanding at December 31, 2019, and 3,803 shares issued and outstanding at December 31, 2018	38	38
Additional paid-in capital	61,461	55,421
Accumulated deficit	(88,741)	(50,472)
Accumulated other comprehensive loss	(13,374)	(14,348)
Treasury stock, at cost — 168 shares at December 31, 2019 and no shares at December 31, 2018	(454)	0
Total stockholders’ deficit	(41,070)	(9,361)
Total liabilities and stockholders’ deficit	$ 330,326	$ 330,392